Annual Total Returns - Allspring Funds ETF Class - ETF Share Class	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
High Yield Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.57%	5.74%	6.66%	(11.78%)	5.40%	2.33%	9.60%	3.78%	8.99%	(0.14%)
Large Cap Core Fund
Prospectus [Line Items]
Annual Return [Percent]	17.87%	26.32%	25.17%	(13.83%)	31.50%	8.57%	28.10%	(8.32%)	23.79%	12.02%
Premier Large Company Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	16.95%	37.79%	33.49%	(33.61%)	14.17%	40.03%	33.74%	1.40%	34.56%	(3.15%)
Short-Term High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.77%	6.73%	7.57%	(1.70%)	3.78%	5.75%	6.97%	0.90%	2.52%	4.86%
Strategic Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.03%	3.22%	4.67%	(5.04%)	1.29%	3.52%	4.91%	2.26%	3.29%	0.48%